Share-based Payments Arrangement - CHTSC's Employee Stock Options Outstanding (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Granted on December 20, 2019 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of Options Outstanding	1,083	3,174	4,328	4,500
Weighted-average Remaining Contractual Life (Years)	1 year 11 months 19 days	2 years 11 months 19 days	3 years 11 months 19 days
Weighted-average Exercise Price	$ 19.085	$ 19.085	$ 19.085	$ 19.085
Options Exercisable Number of Options	31	1,058	1,082
Option Exercisable Weighted-average Exercise Price	$ 19.085	$ 19.085	$ 19.085
Granted on February 20, 2021 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of Options Outstanding	2,343	3,324	0
Weighted-average Remaining Contractual Life (Years)	3 years 1 month 20 days	4 years 1 month 20 days
Weighted-average Exercise Price	$ 19.085	$ 19.085	$ 0
Options Exercisable Number of Options	7	0
Option Exercisable Weighted-average Exercise Price	$ 19.085	$ 0